GOODWILL AND ACQUISITIONS	12 Months Ended
Dec. 31, 2022
GOODWILL AND ACQUISITIONS [Abstract]
GOODWILL AND ACQUISITIONS
4.	GOODWILL AND ACQUISITIONS

The changes in the carrying amount of goodwill are as follows:

	Year ended December 31,
	2021	2022
	$	$

At the beginning of the financial year	216,278	539,624
Acquisitions	327,026	60,695
Impairment	–	(354,943)
Foreign currency translation	(3,680)	(15,168)
At the end of the financial year	539,624	230,208

During the year ended December 31, 2022, the Company acquired four companies and its underlying subsidiaries for an aggregate consideration of $86,192. As a result, these companies were consolidated as subsidiaries of the Company from the date of acquisition. These acquisitions support the growth of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

$

Cash and cash equivalent	26,312
Others	31,056
Total assets acquired	57,368

Total liabilities assumed	(19,311)
Net assets acquired	38,057

Fulfilled by:
Cash consideration	84,387
Contingent consideration	1,805
Fair value of non-controlling interests(1)	12,560
Goodwill	60,695

(1)	Measured based on the fair value of the Company’s ordinary shares on the date of acquisition less control premium.

The goodwill, which is not tax deductible, is mainly attributable to synergies expected to be achieved from the acquisition. The goodwill is allocated to reporting units within the digital entertainment and digital financial services segments.

The revenue and results since the acquisition date included in the consolidated statement of comprehensive loss for the year ended December 31, 2022 were insignificant. The Company’s revenue and results for the period would not be materially different should the acquisitions have otherwise occurred on January 1, 2022.

The related transaction costs of the acquisitions were not material to the Company’s consolidated financial statements.

Due to the negative events, trends in the broader market environment and management’s business decision, the Company determined that the carrying amount of three reporting units within digital entertainment segment and two reporting units within the Other services segment exceeded its respective fair values and recorded impairment losses of $354,943. For one of the reporting units within Other services, the Company determined the fair value using the market approach. The key valuation inputs used were valuation multiples derived from comparable companies that were applied to operating performance of the reporting unit. For the remaining reporting units, the Company made a strategic decision to shut down or dispose the businesses and as a result, the Company recorded a full impairment on the goodwill.

Accumulated impairment losses on goodwill were nil and $354,943 as of December 31, 2021 and 2022, respectively.